REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property and equipment, net	$ 141,647	$ 140,338
Segment Reconciling Items
Segment Reporting Information [Line Items]
Property and equipment, net	2,672	1,651
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	126,538	130,425
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 12,437	$ 8,262